Provisions for legal proceedings - Summary of reconciliation of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current judicial deposits (assets) [abstract]
Opening Balance	$ 5,582	$ 3,999
Additions	1,883	1,601
Use	(86)	(138)
Accruals and charges	294	226
Others	26
Cumulative translation adjustment	(988)	(106)
Closing Balance	$ 6,711	$ 5,582